Other Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities
Note 8
Other Accrued Liabilities:

Set forth below is a detailed listing of other accrued liabilities:

	September 30, 2011	December 31, 2010
	(unaudited)
Accrued professional and consulting fees	$430,500	$203,445
Accrued warranty	1,010,123	1,001,236
Accrued excise taxes and other expenses	701,393	391,671
Accrued sales returns – CVS/pharmacy	169,171	169,171
Total other accrued liabilities	$2,311,187	$1,765,523

Note 8
Other Accrued Liabilities:

Set forth below is a detailed listing of other accrued liabilities.

	December 31,
	2010	2009
Accrued professional and consulting fees	$203,445	$552,990
Accrued warranty	1,001,236	773,627
Accrued excise taxes and other expenses	391,671	274,797
Accrued sales return – CVS/pharmacy	169,171	-
Total other accrued liabilities	$1,765,523	$1,601,414

CVS/pharmacy informed the Company that it intended to return, and be refunded for, its entire unsold inventory of products that it purchased from PTL in 2008. The revenues from the original sales were included deferred revenues in previous quarters and were not recognized into revenue by the Company. Most of the unsold inventory was returned to us in 2010, but is in unsaleable condition.